Financial instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 16,733	$ 30,607
Rating 1-4 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	16,733	30,607
Rating 5-6 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Rating 7 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Rating 8 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Rating 9 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Rating 10 [member]
Disclosure of financial instruments [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0